Document And Entity Information	Mar. 16, 2021
Document Information [Line Items]
Entity, Registrant Name	Oil States International, Inc.
Document, Type	8-K
Document, Period End Date	Mar. 16, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-16337
Entity, Tax Identification Number	76-0476605
Entity, Address, Address Line One	Three Allen Center
Entity, Address, Address Line Two	333 Clay Street
Entity, Address, Address Line Three	Suite 4620
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	652-0582
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	OIS
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001121484